Income taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax benefit (expense)	$ 4,000
Effective tax rate	1.00%		0.00%
Federal statutory rate	21.00%		21.00%	21.00%
Valuation allowance			$ 31,686,000
Accrued interest and penalties			0	$ 0
Domestic Tax Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards			99,900,000
Valuation allowance			31,700,000
State and Local Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards			58,100,000
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax benefit (expense)	$ 10,000.00		$ 100,000